Long-term investments - Equity securities (Details) $ / shares in Units, ¥ in Thousands, kr in Thousands, $ in Thousands			1 Months Ended						12 Months Ended
	Jul. 01, 2021 CNY (¥) shares	Jul. 01, 2021 USD ($) shares	Jan. 31, 2023 USD ($)	May 31, 2022 CNY (¥) D shares	May 31, 2022 USD ($) D $ / shares shares	Apr. 30, 2022 CNY (¥) shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 SEK (kr) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 20, 2022 $ / shares
Long-term investments
Impairment loss recognized | ¥									¥ 0		¥ 0	¥ 0
Consideration for disposal of investment										$ 115,000
Ordinary shares, par value per share | $ / shares													$ 0.000005
Change in fair value of an equity security									¥ (16,843)	$ (2,442)
Luminar Technologies, Inc
Long-term investments
Amount of cash consideration					$ 15,000
Consideration transferred, equity interests issued and issuable					$ 15,000
Trading days | D				20	20
Ordinary shares, par value per share | $ / shares					$ 0.0001
Asset retirement obligation liabilities settled (in shares) | shares				2,030,374	2,030,374
Settlement of obligation					$ 12,588
Fair value of shares decreased					10,050
Change in fair value of an equity security				¥ 16,843	$ 2,538
Common shares in Zenseact AB
Long-term investments
Newly issued common shares subscribed | shares	8,834	8,834				6,447	6,447	6,447			8,834
Equity interest acquired	15.00%	15.00%				13.50%	13.50%	13.50%			15.00%
Cash consideration to acquire equity securities	¥ 675,824	$ 106,000						kr 800,000
Investment's carrying amount gain						¥ 35,153	$ 5,297
Disposed investment consideration			$ 115,000			763,192	115,000
Gain of disposed investment consideration						¥ 24,575	$ 3,703